SCHEDULE OF PARTICULARS OF PRINCIPAL SUBSIDIARIES OF THE PARENT COMPANY (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Issue of shares in connection with initial public offering	$ 66,819,675		$ 1,950,000
Boca international limited [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Boca International Limited
Place of incorporation	Hong Kong
Issue of shares in connection with initial public offering	$ 7,000,000
Percentage of effective ownership	100.00%	100.00%
Principal activities	Provider of advanced energy saving solutions, consultancy services and construction services supported by proprietary phase change thermal energy storage materials and thermal engineering services